Revenue - Summary of Revenue by Segment and Asset (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reportable segments [line items]
Revenue	$ 44,288	$ 43,129	$ 35,740
Revenue [member]
Disclosure of reportable segments [line items]
Revenue	44,288	43,129	35,740
Reportable segments [member] | Petroleum [member]
Disclosure of reportable segments [line items]
Revenue	5,930	5,408	4,722
Reportable segments [member] | Petroleum [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	5,853	5,333	4,639
Reportable segments [member] | Petroleum [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	77	75	83
Reportable segments [member] | Petroleum [member] | Australia Production Unit [member]
Disclosure of reportable segments [line items]
Revenue	507	568	601
Reportable segments [member] | Petroleum [member] | Bass Strait Australia [member]
Disclosure of reportable segments [line items]
Revenue	1,237	1,285	1,096
Reportable segments [member] | Petroleum [member] | North West Shelf Australia [member]
Disclosure of reportable segments [line items]
Revenue	1,657	1,400	1,190
Reportable segments [member] | Petroleum [member] | Atlantis [member]
Disclosure of reportable segments [line items]
Revenue	979	833	677
Reportable segments [member] | Petroleum [member] | Shenzi [member]
Disclosure of reportable segments [line items]
Revenue	540	576	509
Reportable segments [member] | Petroleum [member] | Mad Dog [member]
Disclosure of reportable segments [line items]
Revenue	319	229	202
Reportable segments [member] | Petroleum [member] | Trinidad/Tobago [member]
Disclosure of reportable segments [line items]
Revenue	287	161	110
Reportable segments [member] | Petroleum [member] | Algeria [member]
Disclosure of reportable segments [line items]
Revenue	258	234	212
Reportable segments [member] | Petroleum [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	10	12	9
Reportable segments [member] | Petroleum [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	136	110	116
Reportable segments [member] | Copper [member]
Disclosure of reportable segments [line items]
Revenue	10,838	12,781	7,942
Reportable segments [member] | Copper [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	10,838	12,781	7,942
Reportable segments [member] | Copper [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	1,109	1,349	1,012
Reportable segments [member] | Copper [member] | Escondida [member]
Disclosure of reportable segments [line items]
Revenue	6,876	8,346	4,242
Reportable segments [member] | Copper [member] | Pampa Norte [member]
Disclosure of reportable segments [line items]
Revenue	1,502	1,831	1,401
Reportable segments [member] | Copper [member] | Olympic Dam [member]
Disclosure of reportable segments [line items]
Revenue	1,351	1,255	1,287
Reportable segments [member] | Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	17,255	14,810	14,624
Reportable segments [member] | Iron Ore [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	17,251	14,797	14,606
Reportable segments [member] | Iron Ore [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	4	13	18
Reportable segments [member] | Iron Ore [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	32	54	81
Reportable segments [member] | Iron Ore [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	157	160	148
Reportable segments [member] | Iron Ore [member] | Western Australia Iron Ore [member]
Disclosure of reportable segments [line items]
Revenue	17,066	14,596	14,395
Reportable segments [member] | Coal [member]
Disclosure of reportable segments [line items]
Revenue	9,121	8,889	7,578
Reportable segments [member] | Coal [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	9,121	8,889	7,578
Reportable segments [member] | Coal [member] | Third party products [member]
Disclosure of reportable segments [line items]
Revenue	19	2
Reportable segments [member] | Coal [member] | Other [member]
Disclosure of reportable segments [line items]
Revenue	2		11
Reportable segments [member] | Coal [member] | Queensland Coal [member]
Disclosure of reportable segments [line items]
Revenue	7,679	7,388	6,316
Reportable segments [member] | Coal [member] | New South Wales Energy Coal [member]
Disclosure of reportable segments [line items]
Revenue	1,421	1,499	1,251
Group and unallocated items/eliminations [member]
Disclosure of reportable segments [line items]
Revenue	1,144	1,241	874
Group and unallocated items/eliminations [member] | Revenue [member]
Disclosure of reportable segments [line items]
Revenue	1,225	1,329	975
Group and unallocated items/eliminations [member] | Inter-segment revenue [member]
Disclosure of reportable segments [line items]
Revenue	$ (81)	$ (88)	$ (101)